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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Core Bond Fund

Portfolio of Investments -- September 30, 2009 (unaudited)

Credit Rating*					Principal
Moody's	S&P				Amount	Value

			CORPORATE DEBT SECURITIES: 33.2% of net assets

			BANKS:	1.7%
A2	A	060505AR5	Bank of America, 4.875%, 9/15/12		$ 100,000	$ 102,748
A2	A+	949746FJ5	Wells Fargo & Co., 4.95%, 10/16/13		100,000	102,836

			CHEMICALS:	0.9%
A2	A	263534BK4	DuPont, 4.75%, 11/15/12		100,000	107,569

			COMPUTERS & PERIPHERAL:	1.8%
A2	A	428236AS2	Hewlett-Packard Co., 5.5%, 3/1/18		100,000	109,456
A1	A+	459200BA8	IBM Corp, 4.75%, 11/29/12		100,000	108,243

			CONSUMER DISCRETIONARY:	3.6%
A2	A	22160KAC9	Costco Wholesale Corp., 5.5%, 3/15/17		100,000	109,501
A3	A	58013MEE0	McDonald's Corp., 5.35%, 3/1/18		100,000	109,291
A2	A+	87612EAH9	Target Corp., 5.875%, 3/1/12		100,000	109,161
Aa2	AA	931142CA9	Wal-Mart Stores, Inc., 4.75%, 8/15/10		100,000	103,398

			CONSUMER STAPLES:	4.4%
Aa2	A+	10138MAB1	Bottling Group LLC, 4.625%, 11/15/12		100,000	107,915
A3	BBB+	487836AS7	Kellogg Co., 6.6%, 4/1/11		100,000	107,212
Baa2	BBB+	50075NAB0	Kraft Foods Inc., 5.625%, 11/1/11		100,000	106,450
A1	A+	871829AL1	Sysco Corp., 5.25%, 2/12/18		100,000	107,483
A2	A+	931422AD1	Walgreen Co., 4.875%, 8/01/13		100,000	107,888

			ENERGY:	1.8%
A1	A	20825UAB0	Conoco Funding Corp., 6.35%, 10/15/11		100,000	109,632
Baa2	BBB	91913YAD2	Valero Energy Corp., 6.875%, 4/15/12		100,000	107,685

			FINANCIALS:	5.2%
A2	BBB+	0258MOCW7	American Express Co., 5.875%, 5/2/13		100,000	106,113
Aa1	AA	05565QBH0	BP Capital Markets PLC., 3.875%, 3/10/15		100,000	103,432
Aa2	AA+	36962G3T9	General Electric Capital Corp., 4.8%, 5/1/13		100,000	103,893
A1	A	38141GER1	Goldman Sachs, 5.75%, 10/1/16		100,000	104,882
A1	A	46625HAX8	JP Morgan Chase, 5.25%, 5/1/15		100,000	101,877
Aa3	A+	91159HGR5	US Bancorp, 4.2%, 5/15/14		100,000	104,609

			HEALTH CARE:	2.6%
A1	AA	002819AB6	Abbott Laboratories, 5.6%, 11/30/17		100,000	110,410
A1	AA	532457BE7	Eli Lilly & Co., 4.2%, 3/6/14		100,000	106,211
Baa1	A-	91324PAL6	UnitedHealth Group, 5%, 8/15/14		100,000	103,724

			INDUSTRIAL:	1.5%
Baa2	BBB-	549271AD6	Lubrizol Corp., 4.625%, 10/1/09		75,000	75,000
Aa3	AA-	913312AH9	United Parcel, 5.5%, 1/15/18		100,000	110,216

			INSURANCE:	2.4%
A3	A-	020002AW1	Allstate Corp., 6.2%, 5/16/14		100,000	110,427
Aa2	AAA	084664AT8	Berkshire Hathaway Inc., 4.85% , 1/15/15		100,000	107,728
Baa2	BBB	570535AF1	Markel Corp., 6.8%, 2/15/13		75,000	76,124

			LEISURE & TOURISM:	0.9%
A2	A	25468PBX3	Walt Disney Co., 6.375%, 3/1/12		100,000	109,867

			OIL:	0.9%
Baa1	BBB+	565849AG1	Marathon Oil Corp., 6.5%, 2/15/14		100,000	110,223

			PHARMACEUTICALS:	0.9%
Aa2	AAA	717081DA8	Pfizer, Inc., 5.35%, 3/15/15		100,000	110,863

			TECHNOLOGY:	1.9%
A1	A+	17275RAC6	Cisco Systems, Inc., 5.5%, 2/22/16		100,000	110,265
A2	A	68389XAD7	Oracle Corp., 4.95%, 4/15/13		100,000	108,319

			TELECOMMUNICATIONS:	0.9%
Baa1	BBB+	00209TAA3	AT&T Broadband, 8.375%, 3/15/13		27,000	31,383
Baa2	A	92344RAA0	Verizon New England, 6.5%, 9/15/11		75,000	80,680

			UTILITIES:	1.8%
Baa2	A-	257469AF3	Dominion Resources Inc., 5.7%, 9/17/12		75,000	81,985
A1	A+	637432DC6	National Rural Utilities, 4.75%, 3/1/14		100,000	106,129
A2	A-	976826BC0	Wisconsin Power & Light, 7.625%, 3/1/10		25,000	25,587

			TOTAL CORPORATE DEBT SECURITIES (Cost $3,831,676)			$ 4,016,415

			MORTGAGE BACKED SECURITIES: 28.5% of net assets
Aaa	AAA	31402CZE5	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19		54,536	57,949
Aaa	AAA	31403DDK2	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21		83,413	89,598
Aaa	AAA	31407QDC7	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21		94,776	100,559
Aaa	AAA	31389VMF1	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		19,477	21,020
Aaa	AAA	31403CZL8	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35		192,768	196,302
Aaa	AAA	31403C6LO	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36		204,960	212,494
Aaa	AAA	31403DBY4	Fannie Mae, Mortgage Pool #745355, 5%, 3/1/36		272,025	282,025
Aaa	AAA	31403DGZ6	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36		94,258	99,005
Aaa	AAA	31371M3X3	Fannie Mae, Mortgage Pool #256514, 6%, 12/1/36		123,355	130,552
Aaa	AAA	31411AFK6	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36		95,345	100,908
Aaa	AAA	31411BGK3	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36		101,671	107,603
Aaa	AAA	31411EKS5	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36		171,467	179,862
Aaa	AAA	31413R2W5	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38		67,235	70,475
Aaa	AAA	31413R2W5	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38		76,644	81,044
Aaa	AAA	31410G5V1	Fannie Mae, Mortgage Pool #889260, 5.0%, 4/1/38		329,145	340,576
Aaa	AAA	3128M1AL3	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21		131,343	139,029
Aaa	AAA	3128PKDF8	Freddie Mac, Mortgage Pool #J07302, 4.5%, 4/1/23		270,754	280,893
Aaa	AAA	3128MB5B9	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23		167,586	173,862
Aaa	AAA	3128KD4L6	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36		126,402	133,816
Aaa	AAA	31292J5V8	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36		99,343	106,068
Aaa	AAA	3128M6VG0	Freddie Mac, Mortgage Pool #G04815, 5%, 9/1/38		174,589	180,697
Aaa	AAA	36296QRJ0	Ginnie Mae, Mortgage Pool #698089, 4.0%, 4/15/39		372,225	368,886

			TOTAL MORTGAGE BACKED SECURITIES (Cost $3,358,800)			$ 3,453,223

			US GOVERNMENT AGENCY NOTES: 6.5% of net assets
Aaa	AAA	3128X4QK0	Freddie Mac, 5%, 10/18/10		150,000	156,665
Aaa	AAA	3134A4HF4	Freddie Mac, 5.5%, 9/15/11		235,000	255,724
Aaa	AAA	3137EAAM1	Freddie Mac, 2.5%, 4/8/13		100,000	100,774
Aaa	AAA	3128X8TZ5	Freddie Mac, 5%, 2/16/17		250,000	276,620

			TOTAL US GOVERNMENT AGENCY NOTES (Cost $760,309)			$ 789,783

			US TREASURY NOTES: 27.5% of net assets
		912828HU7	US Treasury Note, 1.75%, 3/31/10		600,000	604,711
Aaa	AAA	912828FK1	US Treasury Note, 5.125%, 6/30/11		400,000	430,172
Aaa	AAA	912828KF6	US Treasury Note, 1.875%, 2/28/14		400,000	396,657
Aaa	AAA	912828CT5	US Treasury Note, 4.25%, 8/15/14		850,000	929,422
Aaa	AAA	912828HH6	US Treasury Note, 4.25%, 11/15/17		100,000	107,781
Aaa	AAA	912828HZ6	US Treasury Note, 3.875%, 5/15/18		265,000	277,816
Aaa	AAA	912828JR2	US Treasury Note, 3.75%, 11/15/18		400,000	414,032
Aaa	AAA	912810FP8	US Treasury Note, 5.375%, 2/15/31		150,000	178,266

			TOTAL US TREASURY NOTES (Cost $3,298,531)			$ 3,338,857

			REPURCHASE AGREEMENT: 3.3% of net assets
			With U.S. Bank National Association issued 9/30/09 at 0.01%, due
			10/01/09, collateralized by $414,245 in Freddie Mac MBS #G11649
			due 2/01/20. Proceeds at maturity are $406,111 (Cost $406,111)			406,111

			TOTAL INVESTMENTS: 99.0% of net assets (Cost $11,655,427)			$ 12,004,389

			CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets			122,325

			NET ASSETS: 100.00%			$ 12,126,714

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - September 30, 2009 (unaudited)

Credit Rating*				Principal
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 97.3% of net assets

		MORTGAGE BACKED SECURITIES:	17.8%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		36,195	38,709
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18		67,474	71,696
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		14,607	15,765
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		15,121	16,319
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		29,031	30,924
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35		192,768	196,302
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38		67,235	70,475
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17		29,949	32,141
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23		83,793	86,931
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32		16,965	18,246
Aaa	AAA	Ginnie Mae, Mortgage Pool #2483, 7.0%, 9/20/27		9,246	10,110
Aaa	AAA	Ginnie Mae, Mortgage Pool #676516, 6.0%, 2/15/38		75,000	79,348
Aaa	AAA	Ginnie Mae, Mortgage Pool #698089, 4.0%, 4/15/39		99,260	98,370

		US GOVERNMENT AGENCY NOTES:	46.6%
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10		$ 105,000	$ 112,098
Aaa	AAA	Fannie Mae, 6%, 5/15/11		100,000	108,315
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12		100,000	111,805
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12		100,000	109,017
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13		150,000	158,852
Aaa	AAA	Fannie Mae, 4.75%, 2/21/13		150,000	162,692
Aaa	AAA	Fannie Mae, 4.375%, 7/17/13		150,000	162,668
Aaa	AAA	Fannie Mae, 4.625%, 10/15/13		200,000	218,616
Aaa	AAA	Federal Home Loan Bank, 4.0%, 9/6/13		150,000	160,333
Aaa	AAA	Freddie Mac, 5%, 10/18/10		155,000	161,887
Aaa	AAA	Freddie Mac, 3.125%, 10/25/10		50,000	51,368
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		300,000	326,457
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13		150,000	163,068

		US TREASURY NOTES:	32.9%
Aaa	AAA	US Treasury Note, 1.75%, 3/31/10		325,000	327,552
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11		215,000	231,217
Aaa	AAA	US Treasury Note, 4.75%, 5/31/12		300,000	327,492
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12		250,000	269,629
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14		150,000	164,016
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17		90,000	98,810

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,049,504)			$ 3,425,892

		REPURCHASE AGREEMENT: 1.7% of net assets
		With U.S. Bank National Association issued 9/30/09 at 0.01%, due
		10/01/09, collateralized by $74,573 in Freddie Mac MBS #G11649
		due 2/01/20. Proceeds at maturity are $73,109 (Cost $73,109)			73,109

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $4,122,613)			$ 3,499,001

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets			810,536

		NET ASSETS: 100.00%			$ 4,309,537

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - Sepember 30, 2009 (unaudited)

			Principal
Credit Rating*			Amount	Value
Moody's	S&P

		CORPORATE DEBT SECURITIES: 52.3% of net assets

		BANKS:
A2	A	Bank of America, 4.875%, 9/15/12	$ 245,000	$ 251,733

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	250,000	269,739
A1	A+	IBM Corp, 4.75%, 11/29/12	250,000	270,608

		CONSUMER DISCRETIONARY:
A2	A	Costo Wholesale Corp. 5.3%, 3/15/12	250,000	271,520
A3	A	McDonald's Corp., 5.35%, 3/1/18	250,000	273,228
A2	A+	Target Corp., 5.875%, 3/1/12	250,000	272,902
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	125,000	135,026

		CONSUMER STAPLES:
Aa3	A+	Coca-Cola Co., 4.875%, 3/15/19	250,000	264,338
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	125,000	134,692
A1	A+	Sysco Corp., 5.25%, 2/12/18	67,000	72,013
A2	A+	Walgreen Co., 4.875%, 8/01/13	125,000	134,861
A2	A+	Walgreen Co., 5.25%, 1/15/19	165,000	179,710

		ENERGY:
A1	A	Conoco Funding Co., 6.35%, 10/15/11	250,000	274,081

		FINANCIALS:
A3	BBB+	American Express Co., 4.875%, 7/15/13	250,000	257,828
Aa1	AA	BP Capital Markets PLC, 3.875%, 3/10/15	125,000	129,290
Aa2	AA+	General Electric Capital Corp., 4.25%, 6/15/12	170,000	175,546
Aa2	AA+	General Electric Capital Corp., 4.8%, 5/01/13	125,000	129,867
A1	A	Goldman Sachs, 6.60%, 1/15/12	250,000	271,613
A3	A	Household Finance Co., 6.375%, 10/15/11	70,000	74,285
A1	A	JP Morgan Chase, 5.25%, 5/1/15	170,000	173,191
A2	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	125,000	130,898
A2	A	Morgan Stanley & Co., 5.375%, 10/15/15	125,000	129,194
Aa3	A+	US Bancorp, 4.2%, 5/15/14	125,000	130,761

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	250,000	276,025
A1	AA	Eli Lilly & Co., 4.2%, 3/06/14	125,000	132,763

		INDUSTRIAL:
Aa3	AA-	United Parcel, 5.5%, 1/15/18	170,000	187,367

		INSURANCE:
A3	A-	Allstate Corp., 6.2%, 5/16/14	250,000	276,068

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	250,000	263,599
A2	A	Oracle Corp., 4.95%, 4/15/13	125,000	135,399

		UTILITIES:
A1	A+	National Rural Utilities, 4.75%, 3/1/14	125,000	132,661

		TOTAL CORPORATE DEBT SECURITIES (Cost $5,646,701)		$ 5,810,806

		US GOVERNMENT & AGENCY OBLIGATIONS: 42.5% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	35,000	35,312
Aaa	AAA	Fannie Mae, 3.625%, 8/15/11	425,000	447,108
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	300,000	327,846
Aaa	AAA	Federal Home Loan Bank, 3.625%, 5/29/13	200,000	211,237
Aaa	AAA	Freddie Mac, 5.125%, 7/15/12	250,000	274,486
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13	400,000	434,848
Aaa	AAA	US Treasury Note, 3.25%, 12/31/09	450,000	453,551
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	75,000	75,773
Aaa	AAA	US Treasury Note, 1.75%, 3/31/10	450,000	453,533
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	225,000	237,375
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	400,000	435,219
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12	400,000	431,406
Aaa	AAA	US Treasury Note, 2.0%, 11/30/13	300,000	300,516
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	450,000	492,047
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	100,000	109,789

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,665,602)		$ 4,720,046

		TOTAL DEBT INSTRUMENTS (Cost $10,312,303)

		REPURCHASE AGREEMENT: 4.5% of net assets
		With U.S. Bank National Association issued 9/30/09 at 0.01%, due
		10/01/09, collateralized by $510,911 in Freddie Mac MBS #G11649
		due 2/01/20. Proceeds at maturity are $500,879 (Cost $500,879)		500,879

		TOTAL INVESTMENTS: 99.3% of net assets (Cost $10,813,182)		$ 11,031,731

		CASH AND RECEIVABLES LESS LIABILITIES: 0.7% of net assets		74,313

		NET ASSETS: 100.00%		$ 11,106,044

Madison Mosaic Income Trust

COINS Fund

Portfolio of Investments - September 30, 2009 (unaudited)

Credit Rating*			Principal
Moody's	S&P		Amount	Value

		CORPORATE DEBT SECURITIES: 92.1% of net assets

		BANKS:
A2	A	Bank of America, 4.875%, 9/15/12	$ 20,000	$ 20,550
A1	A	Bank One Corp., 7.875%, 8/1/10	20,000	21,053
A2	A+	Wells Fargo & Co., 4.95%, 10/16/13	15,000	15,425

		CHEMICALS:
A2	A	DuPont, 4.75%, 11/15/12	25,000	26,892

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	21,579
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	21,649

		CONSUMER DISCRETIONARY:
Baa1	BBB+	Comcast Cable, 5.9%, 3/15/16	15,000	16,142
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	21,722
A1	A+	Lowe's Companies, Inc., 8.25%, 6/1/10	20,000	20,994
A3	A	McDonald's Corp., 5.8%, 10/15/17	10,000	11,229
A2	A+	Target Corp., 5.875%, 7/15/16	20,000	22,151

		CONSUMER STAPLES:
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	21,583
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	25,000	27,344
A3	A	Coca Cola Enterprises, 7.375%, 3/03/14	10,000	11,752
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	15,000	16,082
A2	A	Kimberly-Clark, 6.125%, 8/1/17	10,000	11,405
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,834
Aa3	AA-	Proctor & Gamble Co., 4.95%, 8/15/14	20,000	21,985
A1	A+	Sysco Corp., 5.25%, 2/12/18	25,000	26,871
A2	A+	Walgreen Co., 5.25%, 1/15/19	20,000	21,783

		ENERGY:
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	21,927
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,768

		FINANCIALS:
A3	BBB+	American Express, 4.875%, 7/15/13	25,000	25,783
Aa2	AA+	General Electric Capital Corp., 5.4%, 2/15/17	25,000	24,961
A1	A	Goldman Sachs, 5.125%, 1/15/15	20,000	20,924
A1	A	JP Morgan Chase, 5.125%, 9/15/14	5,000	5,215
A2	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	15,000	15,215
A2	A	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	15,251
Aa3	A+	US Bancorp, 4.2%, 5/15/14	25,000	26,152

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	25,000	27,903
A1	AA	Eli Lilly & Co., 6%, 3/15/12	15,000	16,580
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	15,000	15,559
Baa1	A-	Wellpoint Inc., 5%, 1/15/11	10,000	10,310

		INDUSTRIAL:
Aa2	AA-	3M Company, 4.5%, 11/1/11	25,000	26,671
Aa3	AA-	United Parcel, 5.5%, 1/15/18	20,000	22,043

		INSURANCE:
A3	A-	Allstate Corp., 7.2%, 12/1/09	20,000	20,151
Aa2	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	21,546

		LEISURE & TOURISM:
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	21,418

		OIL:
Baa1	BBB+	Devon Energy Corp., 5.625%, 1/15/14	15,000	16,141
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14	10,000	11,022
Baa1	BBB+	Marathon Oil Corp., 7.5%, 2/15/19	10,000	11,554

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	25,000	27,566
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12	10,000	10,501
A2	A	Oracle Corp., 5.75%, 4/15/18	20,000	22,075

		TELECOMMUNICATIONS:
A2	A	Bellsouth Corp., 6%, 10/15/11	15,000	16,207
Baa2	A	Verizon New England, 6.5%, 9/15/11	10,000	10,757

		UTILITIES:
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	10,932
A1	A+	National Rural Utilities, 4.75%, 3/1/14	25,000	26,532

		TOTAL CORPORATE DEBT SECURITIES (Cost $838,221)		$ 900,689

		REPURCHASE AGREEMENT: 6.8% of net assets
		With U.S. Bank National Association issued 6/30/09 at 0.01%, due
		10/01/09, collateralized by $67,746 in Freddie Mac MBS #G11649
		due 2/01/20. Proceeds at maturity are $66,416 (Cost $66,416)		66,416

		TOTAL INVESTMENTS: 98.9% of net assets (Cost $904,637)		$ 967,105

		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets		11,128

		NET ASSETS: 100.00%		$ 978,233

Notes to Quarterly Holdings Report

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The funds adopted Financial Accounting Standards Board ("FASB") guidance on fair value measurements effective January 1, 2008. Fair value is defined as the price that each fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. As of September 30, 2009, none of the funds held securities deemed as a Level 3.

The following is a summary representing each fund's investments within the fair value hierarchy as of September 30, 2009:

	Quoted Prices in Aactive Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 9/30/09

Institutional Bond Fund
Corporate Debt Securities	$ -	$ 5,810,806	$ -	$ 5,810,806
U.S. Government Agency Notes		1,730,837		1,730,837
U.S. Treasury Notes		2,989,209		2,989,209
Repurchase Agreement		500,879		500,879
Total	$ -	$ 11,031,731	$ -	$ 11,031,731

Core Bond Fund
Corporate Debt Securites	$ -	$ 4,016,415	$ -	$ 4,016,415
Mortgage Backed Securities		3,453,223		3,453,223
U.S. Government Agency Notes		789,783		789,783
U.S. Treasury Notes		3,338,857		3,338,857
Repurchase Agreement		406,111		406,111
Total	$ -	$ 12,004,389	$ -	$ 12,004,389

Government Fund
Mortgage Backed Securities	$ -	$ 765,336	$ -	765,336
U.S. Government Agency Notes		2,007,176		$ 2,007,176
U.S. Treasury Notes		1,418,716		1,418,716
Repurchase Agreement		73,109		73,109
Total	$ -	$ 3,499,001	$ -	$ 3,499,001

Corporate Income Shares Fund
Corporate Debt Securities	$ -	$ 900,689	$ -	$ 900,689
Repurchase Agreement		66,416		66,416
Total	$ -	$ 967,105	$ -	$ 967,105

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 23, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 23, 2009